Average Annual Total Returns{- Health Care Portfolio} - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-04 - Health Care Portfolio	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1513 Past 1 year	F1513 Since Inception
Total	11.45%	18.26%	[1]	28.71%	22.24%	[1]	20.61%	19.52%	[1]

[1]	(a)From April 11, 2019